Debt - Schedule of Future Repayments of Debt Outstanding (Detail) $ in Millions	Jun. 30, 2015 USD ($)
Debt Disclosure [Abstract]
Remainder of 2015	$ 31.5
2016	3.1
2017	282.1
2018	0.0
2019	400.0
Total	$ 716.7